Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Oct. 31, 2023
Entity Registrant Name	Innovator ETFs Trust
Entity Central Index Key	0001415726
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Sep. 03, 2024
Document Effective Date	Sep. 03, 2024
Prospectus Date	Sep. 03, 2024
Innovator International Developed Power Buffer ETF - September | Innovator International Developed Power Buffer ETF - September
Prospectus:
Trading Symbol	ISEP